Property and equipment, net (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Property and equipment, net
Total original costs	$ 76,128	$ 76,957
Less: Accumulated depreciation	(19,491)	(15,704)
Less: Accumulated impairment	(1,207)	(1,225)
Total	55,430	60,028
Office building
Property and equipment, net
Total original costs	47,154	48,323
Servers and network equipment
Property and equipment, net
Total original costs	15,326	15,471
Furniture, fixtures and office equipment
Property and equipment, net
Total original costs	2,001	2,110
Computer equipment
Property and equipment, net
Total original costs	1,966	1,811
Motor vehicles
Property and equipment, net
Total original costs	450	517
Building decoration and leasehold improvements
Property and equipment, net
Total original costs	$ 9,231	$ 8,725